Average Annual Total Returns			1 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	86 Months Ended	87 Months Ended	93 Months Ended	99 Months Ended	120 Months Ended
		Feb. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%			22.96%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				15.77%			4.23%
VanEck Biotech ETF Share Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Biotech ETF (return before taxes)
Average Annual Return, Percent				21.16%							2.69%					4.54%
VanEck Biotech ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Biotech ETF (return after taxes on distributions)
Average Annual Return, Percent				21.02%							2.57%					4.43%
VanEck Biotech ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Biotech ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				12.63%							2.06%					3.59%
VanEck Biotech ETF Share Class | MVIS US Listed Biotech 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Listed Biotech 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				21.23%							2.80%					4.68%
VanEck Biotech ETF Share Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Digital Transformation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital Transformation ETF (return before taxes)
Average Annual Return, Percent				14.57%					(12.60%)
Performance Inception Date		Apr. 12, 2021
VanEck Digital Transformation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital Transformation ETF (return after taxes on distributions)
Average Annual Return, Percent				14.57%					(13.50%)
VanEck Digital Transformation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital Transformation ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				8.62%					(9.26%)
VanEck Digital Transformation ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%					10.13%
VanEck Digital Transformation ETF Class | MVIS Global Digital Assets Equity Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Digital Assets Equity Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				14.38%					(14.31%)
VanEck Energy Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Energy Income ETF (return before taxes)
Average Annual Return, Percent				7.11%							23.76%					10.22%
VanEck Energy Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Energy Income ETF (return after taxes on distributions)
Average Annual Return, Percent				5.86%							23.01%					9.79%
VanEck Energy Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Energy Income ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				4.89%							19.41%					8.32%
VanEck Energy Income ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Energy Income ETF Class | MVIS® North America Energy Infrastructure Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MVIS North America Energy Infrastructure Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)*
Average Annual Return, Percent	[1]			7.82%							24.70%					10.17%
VanEck Environmental Services ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Environmental Services ETF(return before taxes)
Average Annual Return, Percent	[2]			11.53%							10.20%					13.14%
VanEck Environmental Services ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Environmental Services ETF(return after taxes on distributions)
Average Annual Return, Percent	[2]			11.48%							10.08%					13.00%
VanEck Environmental Services ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Environmental Services ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent	[2]			6.86%							8.08%					11.02%
VanEck Environmental Services ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Environmental Services ETF Class | MarketVector Global Environmental Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector Global Environmental Services Index (reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent				12.14%							10.53%					13.55%
VanEck Fabless Semiconductor ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Fabless Semiconductor ETF (return before taxes)
Average Annual Return, Percent			35.57%	30.23%
Performance Inception Date			Aug. 27, 2024
VanEck Fabless Semiconductor ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Fabless Semiconductor ETF (return after taxes on distributions)
Average Annual Return, Percent			35.55%	30.22%
VanEck Fabless Semiconductor ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Fabless Semiconductor ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			27.42%	17.90%
VanEck Fabless Semiconductor ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			17.62%	22.34%
VanEck Fabless Semiconductor ETF Class | MarketVector US Listed Fabless Semiconductor Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector US Listed Fabless Semiconductor Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			35.91%	30.59%
VanEck Gaming ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Gaming ETF (return before taxes)
Average Annual Return, Percent				3.32%							(0.92%)					4.77%
VanEck Gaming ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Gaming ETF (return after taxes on distributions)
Average Annual Return, Percent				2.29%							(1.42%)					4.14%
VanEck Gaming ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Gaming ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				2.30%							(0.79%)					3.64%
VanEck Gaming ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Gaming ETF Class | MVIS® Global Gaming Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Gaming Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				3.48%							(0.49%)					5.14%
VanEck Pharmaceutical ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Pharmaceutical ETF (return before taxes)
Average Annual Return, Percent				21.92%							11.34%					6.74%
VanEck Pharmaceutical ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Pharmaceutical ETF (return after taxes on distributions)
Average Annual Return, Percent				21.30%							10.82%					6.23%
VanEck Pharmaceutical ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Pharmaceutical ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				13.26%							8.92%					5.27%
VanEck Pharmaceutical ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Pharmaceutical ETF Class | MVIS US Listed Pharmaceutical 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Listed Pharmaceutical 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				21.58%							10.88%					6.49%
VanEck Retail ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Retail ETF (return before taxes)
Average Annual Return, Percent				12.45%							10.74%					13.57%
VanEck Retail ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Retail ETF (return after taxes on distributions)
Average Annual Return, Percent				12.20%							10.50%					13.29%
VanEck Retail ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Retail ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				7.56%							8.51%					11.34%
VanEck Retail ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Retail ETF Class | MVIS US Listed Retail 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Listed Retail 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				12.51%							10.75%					13.50%
VanEck Robotics ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Robotics ETF (return before taxes)
Average Annual Return, Percent				28.35%		18.91%
Performance Inception Date		Apr. 05, 2023
VanEck Robotics ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Robotics ETF (return after taxes on distributions)
Average Annual Return, Percent				28.31%		18.18%
VanEck Robotics ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Robotics ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				16.94%		14.59%
VanEck Robotics ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%		19.81%
VanEck Robotics ETF Class | BlueStar Robotics Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		BlueStar Robotics Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				28.25%		19.35%
VanEck Semiconductor ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Semiconductor ETF (return before taxes)
Average Annual Return, Percent				49.15%							27.73%					30.93%
VanEck Semiconductor ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Semiconductor ETF (return after taxes on distributions)
Average Annual Return, Percent				49.05%							27.55%					30.58%
VanEck Semiconductor ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Semiconductor ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				29.18%							23.03%					27.42%
VanEck Semiconductor ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Semiconductor ETF Class | MVIS US Listed Semiconductor 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Listed Semiconductor 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				49.48%							27.94%					31.04%
VanEck Video Gaming and eSports ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Video Gaming and eSports ETF (return before taxes)
Average Annual Return, Percent				26.11%							9.71%		19.50%
Performance Inception Date		Oct. 16, 2018
VanEck Video Gaming and eSports ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Video Gaming and eSports ETF (return after taxes on distributions)
Average Annual Return, Percent				25.68%							9.30%		19.19%
VanEck Video Gaming and eSports ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Video Gaming and eSports ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				15.66%							7.55%		16.29%
VanEck Video Gaming and eSports ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%		12.13%
VanEck Video Gaming and eSports ETF Class | MVIS Global Video Gaming and eSports Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Video Gaming and eSports Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				26.35%							10.46%		20.37%
VanEck Durable High Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Durable High Dividend ETF (return before taxes)
Average Annual Return, Percent				7.62%							7.05%	7.68%
Performance Inception Date		Oct. 30, 2018
VanEck Durable High Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Durable High Dividend ETF (return after taxes on distributions)
Average Annual Return, Percent				6.68%							6.16%	6.79%
VanEck Durable High Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Durable High Dividend ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				5.13%							5.43%	5.98%
VanEck Durable High Dividend ETF Class | Morningstar® US Dividend Valuation IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Dividend Valuation IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				7.92%							7.20%	8.00%
VanEck Durable High Dividend ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%							14.42%	15.82%
VanEck Long/Flat Trend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Long/Flat Trend ETF (return before taxes)
Average Annual Return, Percent				10.34%							10.85%				11.11%
Performance Inception Date		Oct. 04, 2017
VanEck Long/Flat Trend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Long/Flat Trend ETF (return after taxes on distributions)
Average Annual Return, Percent				10.11%							10.48%				10.79%
VanEck Long/Flat Trend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Long/Flat Trend ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				6.29%							8.54%				9.02%
VanEck Long/Flat Trend ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%							14.42%				14.68%
VanEck Long/Flat Trend ETF Class | Ned Davis Research CMG US Large Cap Long/Flat Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Ned Davis Research CMG US Large Cap Long/Flat Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				11.09%							11.11%				11.82%
VanEck Morningstar Global Wide Moat ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Global Wide Moat ETF (return before taxes)
Average Annual Return, Percent				25.07%							9.08%	11.94%
Performance Inception Date		Oct. 30, 2018
VanEck Morningstar Global Wide Moat ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Global Wide Moat ETF (return after taxes on distributions)
Average Annual Return, Percent				19.78%							7.22%	10.37%
VanEck Morningstar Global Wide Moat ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Global Wide Moat ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				17.27%							6.78%	9.34%
VanEck Morningstar Global Wide Moat ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%	12.93%
VanEck Morningstar Global Wide Moat ETF Class | Morningstar® Global Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® Global Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				25.91%							9.55%	12.34%
VanEck Morningstar International Moat ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar International Moat ETF (return before taxes)
Average Annual Return, Percent				23.73%							5.40%					6.76%
VanEck Morningstar International Moat ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar International Moat ETF (return after taxes on distributions)
Average Annual Return, Percent				22.62%							4.39%					5.76%
VanEck Morningstar International Moat ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar International Moat ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				14.52%							3.96%					5.16%
VanEck Morningstar International Moat ETF Class | MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent				22.34%							11.19%					11.72%
VanEck Morningstar International Moat ETF Class | Morningstar® Global Markets ex-US Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Morningstar® Global Markets ex-US Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes)*
Average Annual Return, Percent	[3]			24.35%							6.10%					7.38%
VanEck Morningstar SMID Moat ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar SMID Moat ETF (return before taxes)
Average Annual Return, Percent				6.48%				11.90%
VanEck Morningstar SMID Moat ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar SMID Moat ETF (return after taxes on distributions)
Average Annual Return, Percent				6.14%				11.62%
VanEck Morningstar SMID Moat ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar SMID Moat ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				4.09%				9.31%
VanEck Morningstar SMID Moat ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%				21.77%
VanEck Morningstar SMID Moat ETF Class | Morningstar US Small-Mid Cap Moat Focus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Small-Mid Cap Moat Focus IndexSM(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				7.06%				12.45%
VanEck Morningstar Wide Moat ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Wide Moat ETF (return before taxes)
Average Annual Return, Percent				13.20%							12.11%					15.04%
VanEck Morningstar Wide Moat ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Wide Moat ETF (return after taxes on distributions)
Average Annual Return, Percent				12.84%							11.80%					14.70%
VanEck Morningstar Wide Moat ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Wide Moat ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				8.07%							9.63%					12.67%
VanEck Morningstar Wide Moat ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%							14.42%					14.82%
VanEck Morningstar Wide Moat ETF Class | Morningstar® Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				13.80%							12.71%					15.62%
VanEck Morningstar Wide Moat Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Wide Moat Value ETF (return before taxes)
Average Annual Return, Percent				14.02%	12.95%
Performance Inception Date					Mar. 26, 2024
VanEck Morningstar Wide Moat Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Wide Moat Value ETF (return after taxes on distributions)
Average Annual Return, Percent				13.55%	12.54%
VanEck Morningstar Wide Moat Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Morningstar Wide Moat Value ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				8.63%	9.96%
VanEck Morningstar Wide Moat Value ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%	18.32%
VanEck Morningstar Wide Moat Value ETF Class | Morningstar® US Broad Value Wide Moat Focus IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Broad Value Wide Moat Focus IndexSM(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				14.63%	13.54%
VanEck Social Sentiment ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Social Sentiment ETF (return before taxes)
Average Annual Return, Percent				30.59%						5.86%
Performance Inception Date		Mar. 02, 2021
VanEck Social Sentiment ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Social Sentiment ETF (return after taxes on distributions)
Average Annual Return, Percent				30.59%						5.79%
VanEck Social Sentiment ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Social Sentiment ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				18.11%						4.55%
VanEck Social Sentiment ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%						14.19%
VanEck Social Sentiment ETF Class | BUZZ NextGen AI US Sentiment Leaders Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		BUZZ NextGen AI US Sentiment Leaders Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				31.10%						6.18%
VanEck Real Assets ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Real Assets ETF(return before taxes)
Average Annual Return, Percent				27.20%							14.77%			7.95%
Performance Inception Date		Apr. 09, 2018
VanEck Real Assets ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Real Assets ETF(return after taxes on distributions)
Average Annual Return, Percent				26.12%							12.75%			6.58%
VanEck Real Assets ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Real Assets ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				16.21%							10.81%			5.65%
VanEck Real Assets ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%							14.42%			15.13%
VanEck Real Assets ETF Class | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				15.77%							10.64%			5.67%
VanEck Commodity Strategy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Commodity Strategy ETF (return before taxes)
Average Annual Return, Percent				21.73%			8.12%
Performance Inception Date		Dec. 20, 2022
VanEck Commodity Strategy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Commodity Strategy ETF (return after taxes on distributions)
Average Annual Return, Percent				17.73%			5.56%
VanEck Commodity Strategy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Commodity Strategy ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent				12.90%			5.12%

[1]	Performance information prior to market close on December 2, 2019 reflects that of the Prior Index. Thereafter, performance information reflects that of the MVIS North America Energy Infrastructure Index.
[2]	Performance information prior to market close on December 19, 2025 reflects that of the Prior Index. Thereafter, performance information reflects that of the MarketVector Global Environmental Services Index.
[3]	Performance information prior to market close on December 20, 2024 reflects that of the Prior Index. Thereafter, performance information reflects that of the Morningstar Global Markets ex-US Wide Moat Focus Index.